COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6:-	COMMITMENTS AND CONTINGENCIES

a.	Litigation:

1.
In 2003, the Brazilian tax authority filed a claim against the Company’s inactive subsidiary in Brazil, SPC International Ltda., for the payment of taxes allegedly due from the subsidiary. After numerous hearings and appeals at various appellate levels in Brazil, the Supreme Court ruled against the subsidiary in final non-appealable decisions published in June 2017.

As of June 30, 2026, the total amount of this claim, including interest, penalties and legal fees is approximately $7,912, of which approximately $789 is the principal. The Brazilian tax authorities initiated foreclosure proceedings against the subsidiary and certain of its former managers. The foreclosure proceedings against the former managers were cancelled by the court in a final and non-appealable decision issued in July 2017. While foreclosure and other collection proceedings are pending against the subsidiary based on Brazilian external counsel’s opinion, the Company believes that the subsidiary has solid arguments to sustain its position that further collection proceedings and inclusion of any additional co-obligors in the tax foreclosure certificate are barred due to statute of limitation and that the foreclosure procedures cannot legally be redirected to other group entities and managers who were not initially cited in the foreclosure proceeding due to the passage of the statute of limitation. Accordingly, the Company believes that the chances that such redirection will lead to a loss recognition are remote.

2.
In 2014, the Company’s Peruvian subsidiary, Gilat To Home Peru S.A. (“GTH Peru”), initiated arbitration proceedings in Lima against the Ministry of Transport and Communications of Peru (“MTC”), and the National Telecommunications Program of Peru (“PRONATEL”). The arbitration was related to the PRONATEL projects awarded to GTH Peru in 2000-2001. Under these projects, GTH Peru provided fixed public telephony services in rural areas of Peru. The Company’s subsidiary’s main claim was related to damages caused by the promotion of mobile telephony in such areas by the Peruvian government in the years 2011-2015. In June 2018, the arbitration tribunal issued an arbitration award ordering MTC and PRONATEL to pay GTH Peru approximately $13,500. The arbitration award in favor of GTH Peru was confirmed by the Peruvian Superior Court, which in November 2020 ordered MTC and PRONATEL to pay the arbitration-award amount. Following the Superior Court’s decision GTH Peru has initiated collection procedures against MTC and PRONATEL, and has collected approximately $13,700 (including accrued interest) with approximately $500 remains to be collected.

3.
In October 2019, GTH Peru initiated additional arbitration proceedings against MTC and PRONATEL based on similar grounds for the years 2015-2019. In June 2022, the arbitration tribunal issued an arbitration award ordering MTC and PRONATEL to pay GTH Peru approximately $15,000. The arbitration award in favor of GTH Peru was confirmed by the Peruvian Superior Court, which ordered MTC and PRONATEL to pay the arbitration-award amount. Following the Superior Court’s decision, PRONATEL requested a constitutional protection writ (constitutional amparo) and GTH Peru initiated collection procedures against MTC and PRONATEL. During the six months ended June 30, 2025, GTH Peru received the second payment of approximately $4,400, which was recognized as income under Other operating expenses, net in the condensed interim consolidated statements of income. See Note 14. As of June 30, 2026, approximately $7,500 remains to be collected.

4.
In April 2024, the Company’s Peruvian subsidiary, Gilat Networks Peru S.A. (“GNP”), initiated arbitration proceedings against PRONATEL at the ANKAWA International Arbitration and Dispute Resolution Center, Lima, relating to PRONATEL projects awarded in 2015. Under these projects, GNP constructed telecommunications transport networks in rural areas of Ayacucho, Apurímac and Huancavelica. Although GNP completed the construction phase, PRONATEL has not formally accepted the network, and GNP has continued to operate and maintain the network at its own cost. GNP’s principal claim sought payment for these operation and maintenance services. In April 2025, the arbitral tribunal issued awards ordering PRONATEL to pay GNP approximately $9,600, plus procedural costs and legal interest. The corresponding balance is presented under Other long-term assets. PRONATEL has filed annulment requests, and GNP has initiated collection proceedings against PRONATEL and the Ministry of Transport and Communications of Peru (“MTC”).

PRONATEL continues to dispute responsibility for ongoing operation and maintenance costs. Accordingly, in November 2025, GNP commenced a second arbitration seeking payment for services provided since January 1, 2025, that are not covered by the prior awards, with claims currently totaling approximately $5,000, following a recent technical assessment by the appointed expert.

5.
The Company is in the midst of different stages of audits and disputes with various tax authorities in different parts of the world. Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims and may be subject to other legal proceedings in the normal course of its business. The Company intends to defend the aforementioned matters vigorously and believes that a loss in excess of its accrued liability with respect to these claims is not probable.

b.

Guarantees:

The Company guarantees its performance to certain customers, mainly through bank guarantees, surety bonds and corporate guarantees. Such guarantees are often required for the Company’s performance during the installation and operational periods. The guarantees typically expire when certain operational milestones are met.

As of June 30, 2026, the aggregate amount of financial guarantees outstanding to secure the Company’s various obligations was approximately $87,879, including an aggregate of approximately $83,492 related to the Company’s business in Peru. To secure these guarantees, the Company provided a floating charge over its assets, as well as other pledges, including a fixed pledge, on certain assets and property. In addition, the Company has approximately $44 of restricted cash to secure some of those guarantees.

Under the arrangements with banks that provide credit line for guarantees, the Company is required to observe certain conditions. As of June 30, 2026, the Company follows these conditions. The Company’s credit and guarantee agreements also contain various restrictions and limitations that may impact the Company. These restrictions and limitations relate to incurrence of indebtedness, contingent obligations, negative pledges, liens, mergers and acquisitions, change of control, asset sales, dividends and distributions, redemption or repurchase of equity interests and certain debt payments. The agreements also stipulate a floating charge on the Company’s assets to secure the fulfillment of Company’s obligations to banks as well as other pledges, including a fixed pledge, on certain assets and property.

All of the above guarantees are performance guarantees for the Company’s own performance, in accordance with ASC 460, “Guarantees” (“ASC 460”), such guarantees are excluded from the scope of ASC 460. The Company has not recorded any liability for such amounts, since the Company expects that its performance will be acceptable. To date, no guarantees have been exercised against the Company.